Related Party Transactions	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Related Party Transactions

18.	Related Party Transactions

At December 31, 2025, notes receivable included $Nil (December 31, 2024 - $37,172) to related parties.

At December 31, 2025, accounts payable and accrued liabilities included $1,121,180 (December 31, 2024 - $422,564) due to related parties. The amounts are unsecured, non-interest bearing and due on demand.

During the year ended December 31, 2025, management fees and salaries of $430,437 (2024 - $735,661 and 2023 - $924,083), director fees of $86,400 (2024 - $118,200 and 2023 - $145,500), consulting fees of $752,808 (2024 - $609,485 and 2023 - $52,313), and stock-based compensation of $18,543 (2024 - $913,163 and 2023 - $1,294,051) were incurred to related parties.

During the year ended December 31, 2025, the Company granted 67,200 (December 31, 2024 - 87,600) RSU’s to directors pursuant to the Company’s director compensation plan. During the year ended December 31, 2024, the company granted 129,194 RSU’s pursuant to certain anniversary terms in the employment agreement of a member of management and accrued for 207,700 RSU’s valued at $54,197 as an annual bonus to a member of management. During the year ended December 31, 2024, as a result of a settlement agreement entered between the Company and a senior member of management, 19,200 RSU’s were cancelled.

During the year ended December 31, 2025, the Company issued 177,200 shares (2024 – 431,116) to directors and close family of directors for services performed. The shares issued during the year ended December 31, 2024 were also for RSUs which were granted and vested in previous periods.

During the year ended, December 31, 2025, the Company issued 254,683 shares (2024 – Nil) to officers for services performed and 34,600 shares (2024 – Nil) to settle obligation to issue shares that existed in prior periods.

During the year ended December 31, 2025, the Company issued Nil shares (2024 – 431,115) for RSU’s which were granted and vested during the year and during previous periods.

During the year ended December 31, 2025, the Company transferred equipment to a related party with a book cost net of accumulated depreciation of $34,386 to settle accounts payable of $96,993 (2024 – Nil) and recognized a gain on settlement of $62,607 ($64,199 adjusted for hyperinflation) (2024 – Nil).

During the year ended December 31, 2025, the Company issued 1,120,055 shares (2024 – 981,369) and Nil units (2024 – 815,260) with a fair value of $149,604 (2024 - $836,921) and $Nil (2024 - $327,388), respectively, to related parties of the Company to settle accounts payable of $202,197 (2024 - $800,958) and obligation to issue shares of $Nil (2024 - $146,401) and recognized a gain on settlement of $52,593 (2024 – loss of $216,951).

As at December 31, 2025, loans payable included CAD$248,189 (USD$181,806) (December 31, 2024 - CAD$252,743 (USD$191,811)) due to related parties. The loans payable are unsecured, bears interest ranging from 6% - 12% per annum and have maturity dates ranging from December 31, 2024 to December 27, 2026.

As at December 31, 2025, $24,000 (2024 - $6,000) in shares were owed to an officer of the Company.

During the year ended December 31, 2023, the Company repurchased 117,374 RSU’s from directors and recognized a reduction to equity of $799,212 on the transaction. $473,331 of the RSU’s repurchased was applied against outstanding notes receivable.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)